Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Straight-line Method Over Estimated Useful Lives
Electronic and mining equipment	3-6 years
Furniture and fixtures	3-6 years
Vehicles	3 years

Summary on Exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	December 31, 2024	December 31, 2023	December 31, 2022
RMB:USD	7.1884	7.0827	6.8979
HKD:USD	7.7625	7.8157	7.7990

Items in the statements of operations and comprehensive loss, and statements cash flows:

	December 31, 2024	December 31, 2023	December 31, 2022
RMB:USD	7.1887	7.0467	6.8979
HKD:USD	7.7625	7.8284	7.7959